Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Supplement to the Summary Prospectus
Neuberger Berman Alternative Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class R6
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2018, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) effective on December 6, 2018. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of Class R6 Contractual Administration Fee Rate and Contractual Expense Cap: Effective December 6, 2018, the Fund will pay NBIA a fee at the reduced annual rate of 0.05% of the Fund’s average daily net assets for Class R6 administration services and the contractual expense limitation for Class R6 will also be reduced by 0.03% of average net assets. As a result, effective December 6, 2018:

(1) The fee table and expense example included in the Fund’s Class R6 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

The date of this supplement is December 6, 2018.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104

Shareholder Services
800.877.9700
Institutional Services
800.366.6264
www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class R6 Neuberger Berman Absolute Return Multi-Manager Fund Class R6 USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class R6 Neuberger Berman Absolute Return Multi-Manager Fund Class R6
Management fees	1.74%	[1]
Distribution and/or shareholder service (12b-1) fees	none
Total other expenses	0.63%
Other expenses	0.16%
Dividend and interest expenses relating to short sales	0.47%
Acquired fund fees and expenses	0.03%
Total annual operating expenses	2.40%
Fee waiver and/or expense reimbursement	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	2.37%	[2]
[1]	"Management fees" have been restated to reflect current administration fees.
[2]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") are limited to 1.87% of average net assets. This undertaking lasts until 10/31/2021 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.87% of the average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund | Class R6 | USD ($)	240	739	1,272	2,729